Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Business combination [Abstract]
Detailed information about business combinations

(a)	Orange Life Insurance Co., Ltd

i) General information

On February 1, 2019, the Group obtained control over Orange Life Insurance Co., Ltd. by acquiring 59.15% of its shares after obtaining approval from the Financial Services Commission on January 16, 2019. The primary reason for the acquisition is to strengthen the life insurance business in response to changes in the financial market environment.

ii) Identifiable net assets

Fair values of assets acquired and liabilities assumed as of acquisition date are as follows:

	Amount (*1)
Assets:
Cash and due from banks at amortized cost	~~W~~	739,071
Financial assets at fair value through profit or loss		1,573,453
Securities at fair value through other comprehensive income		11,111,395
Securities at amortized cost		11,273,999
Loans at amortized cost		2,588,588
Derivatives		13,934
Properties and equipment		35,489
Intangible assets (*2)		38,475
Other assets		5,847,621

		33,222,025

Liabilities:
Liabilities under insurance contracts (*3)		24,187,474
Derivative liabilities		3,991
Other liabilities		6,098,301

		30,289,766

Fair value of the identifiable net assets	~~W~~	2,932,259

(*1)

The Group measured the identifiable assets and liabilities of the acquirer at fair value at the date of the business combination for the allocation of the consideration transferred. The fair value was measured at the price that would be received at the date of the business combination when the asset was sold, or when the liability was transferred in an orderly transaction between market participants, and in case the price was not directly observed, it was estimated using appropriate valuation techniques.

(*2)	Includes membership, software, and development costs that Orange Life Insurance Co., Ltd. holds.
(*3)

The Group has reflected VOBA (Value of Business Acquired), which was measured separately by applying the indirect method based on the intrinsic value, to the carrying value of the liabilities under insurance contracts that the Orange Life Insurance Co., Ltd. had.

iii) Goodwill

Goodwill recognized as a result of business combination is as follows:

	Amount
Consideration paid in cash	~~W~~	2,298,900
Fair value of identifiable net assets		(2,932,259)
Non-controlling interests (*)		1,197,935

Goodwill	~~W~~	564,576

(*)	The non-controlling interests in Orange Life Insurance Co., Ltd was measured as a proportionate shares of the non-controlling interests in the identifiable net assets at acquisition date.

iv) Cost related to business combination

In connection with the business combination, the Group incurred expenses of ~~W~~8,415 million, including legal fees and due diligence fees, which were recognized as fees and commission expense in the consolidated statement of comprehensive income.

v) Net cash outflows due to business combination

Net cash outflows due to business combination for the year ended December 31, 2019 are as follows:

	Amount
Consideration transferred in cash	~~W~~	2,298,900
Acquired cash and cash equivalents		(154,754)

	~~W~~	2,144,146

Operating income and net profit for the year ended December 31, 2019 from Orange Life Insurance Co., Ltd, are ~~W~~387,440 million and ~~W~~271,455 million, respectively, which are reflected in the consolidated statement of comprehensive income after the acquisition date.

(b) Asia Trust Co., Ltd

i) General information

On May 2, 2019, the Group obtained control over Asia Trust Co., Ltd. by acquiring 60% of its shares after obtaining approval from the Financial Services Commission on April 17, 2019. The primary reason for the acquisition is to strengthen the non-banking portfolio through real estate business line.

ii) Identifiable net assets

Fair values of assets acquired and liabilities assumed as of acquisition date are as follows:

	Amount
Assets:
Cash and due from banks at amortized cost	~~W~~	27,647
Financial assets at fair value through profit or loss		53,477
Loans at amortized cost (*1)(*3)		26,197
Properties and equipment		662
Intangible assets (*2)		40,649
Investment property		13,567
Other assets		13,367

		175,566

Liabilities:
Other liabilities (*3)		44,571

Fair value of the identifiable net assets	~~W~~	130,995

(*1)

Acquired loans were measured at fair value. The total amount of loans under contract is ~~W~~44,356 million, and the cash flows that are not expected to be collected as of the acquisition date is ~~W~~18,159 million.

(*2)

Includes the value of contract balance of ~~W~~36,584 million. The Group has considered the contracts that Asia Trust Co., Ltd held to be significant enough to generate future additional revenue, and evaluated them by incremental cash flow method.

(*3)

In regard to the land trust project at Ramada Hotel in Gampo, Gyeongju, some owners of parcels filed a lawsuit to return the down payments, and the intermediate payments. The loan financial institution of the business has filed a suit against Asia Trust Co., Ltd for the balance of the loans delinquent based on the intermediate payment loan agreement and subsequent agreement with the Group. The Group recorded the expected loss as allowance and provision for the trust business loans. In addition, the creditor of the constructor filed a suit claiming the construction fee; however, the Group did not reflect the effect in the consolidated financial statements as of December 31, 2019 since the potential and extent of the losses regarding the lawsuit is not reliably estimated.

iii) Goodwill

Goodwill recognized as a result of the business combination is as follows:

	Amount
Consideration paid in cash	~~W~~	193,400
Fair value of identifiable net assets		(130,995)
Non-controlling interests (*)		52,398

Goodwill	~~W~~	114,803

(*)	The non-controlling interests in Asia Trust Co., Ltd was measured as a proportionate shares of the non-controlling interests in the identifiable net assets at acquisition date.

iv) Cost related to business combination

In connection with the business combination, the Group incurred expenses of ~~W~~2,124 million, including legal fees and due diligence fees, which were recognized as fees and commission expense in the consolidated statement of comprehensive income.

v) Net cash outflows due to business combination

Net cash outflows due to business combination for the year ended December 31, 2019 are as follows:

	Amount
Consideration transferred	~~W~~	193,400
Acquired cash and cash equivalents		(18,647)

	~~W~~	174,753

Operating income and profit for the year ended December 31, 2019 from Asia Trust Co., Ltd. are ~~W~~29,394 million and ~~W~~18,098 million, respectively, which are reflected in the consolidated statement of comprehensive income after the acquisition date.

(c) Shinhan Vietnam Finance Company Limited

i) General information

On January 22, 2019, the Group has acquired control over Prudential Vietnam Finance Co., Ltd in Vietnam by acquiring 100% of its shares, and changed the name to Shinhan Vietnam Finance Co., Ltd. The primary reason for the acquisition is to expand its new market through credit loan business in Vietnam.

ii) Identifiable net assets

Fair values of assets acquired and liabilities assumed as follows:

	Amount
Assets:
Cash and due from banks at amortized cost	~~W~~	12,271
Loans at amortized cost		259,082
Properties and equipment		4,163
Intangible assets		5,629
Other assets		12,258

		293,403

Liabilities:
Deposits		211,325
Other liabilities		19,036

		230,361

Fair value of the identifiable net assets	~~W~~	63,042

iii) Goodwill

Goodwill recognized as a result of the business combination is as follows:

	Amount
Consideration paid in cash	~~W~~	170,194
Fair value of identifiable net assets		(63,042)

Goodwill	~~W~~	107,152

The Group assessed the goodwill based on the financial information as of January 1, 2019 (“assessment date”) as reliable financial information as of the acquisition date, January 22, 2019, were not available.

Between the assessment date and the acquisition date, no significant transactions that affected the fair value of the identifiable net assets were identified.

iv) Cost related to business combination

In connection with the business combination, the Group incurred expenses of ~~W~~92 million, including legal fees and due diligence fees, which were recognized as fees and commission expense in the consolidated statement of comprehensive income.

v) Net cash outflows due to business combination

Net cash outflows due to business combination for the year ended December 31, 2019 are as follows:

	Amount
Consideration transferred	~~W~~	170,194
Acquired cash and cash equivalents		(12,271)

	~~W~~	157,923

Operating income and profit for the year ended December 31, 2019 from Shinhan Vietnam Finance Company Limited are ~~W~~22,912 million and ~~W~~18,363 million, respectively, which are reflected in the consolidated statement of comprehensive income after the acquisition date.

(d)

If the business combination had been consolidated from the beginning of 2019, the operating income and net income that would have been included in the consolidated statement of comprehensive income do not differ materially from the current operating income and net income recognised from the acquisition date of the business combination.